Segments - Summary of Operating Segments (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 MXN ($)
Disclosure of Operating Segments [Line Items]
External revenues	$ 1,021,633,535		$ 975,412,488	$ 893,737,739
Total revenues	1,021,633,535	$ 51,632	975,412,488	893,737,739
Depreciation and amortization	160,174,942	8,095	148,525,921	125,714,735
Operating income	100,143,303		109,610,310	141,413,161
Interest income	2,925,648	148	4,192,595	4,853,012
Interest expense	30,300,781	1,531	33,862,012	31,197,372
Expenses (income) tax	24,941,511	1,261	11,398,856	19,179,651
Equity interest in net (loss) income of associated companies	91,385		189,950	(1,426,696)
Net profit (loss) attributable to equity holders of the parent	29,325,921	$ 1,482	8,649,427	35,054,772
Assets by segment	1,486,211,852		1,515,042,274	1,296,486,813	$ 75,112
Plant, property and equipment, net	676,343,198		701,190,066	573,528,878	34,182	$ 588,106,180
Goodwill	151,463,232		152,632,635	137,113,716	7,655
Trademarks, net	9,937,807		12,566,893	11,300,306
Licenses and rights, net	113,304,386		116,031,264	90,449,251
Investment in associated companies	3,735,172		3,603,484	3,110,570	189
Liabilities by segments	1,225,578,335		1,244,018,507	1,135,632,627	$ 61,941
Europe [member]
Disclosure of Operating Segments [Line Items]
Goodwill				711,723
Operating segments [member] | Mexico [member]
Disclosure of Operating Segments [Line Items]
External revenues	190,022,612		187,127,903	191,750,997
Intersegment revenues	16,748,428		16,438,858	13,073,782
Total revenues	206,771,040		203,566,761	204,824,779
Depreciation and amortization	17,030,251		16,451,496	14,261,516
Operating income	50,666,028		48,219,505	70,726,013
Interest income	30,083,437		28,659,372	19,094,408
Interest expense	32,185,868		32,004,944	27,023,466
Expenses (income) tax	18,142,482		2,502,242	7,976,111
Equity interest in net (loss) income of associated companies	99,044		67,472	(1,512,226)
Net profit (loss) attributable to equity holders of the parent	26,321,442		378,150	28,660,395
Assets by segment	1,033,036,406		1,070,598,204	955,534,316
Plant, property and equipment, net	59,137,555		64,893,242	57,048,006
Goodwill	27,102,384		27,186,328	27,067,441
Trademarks, net	406,723		615,318	826,446
Licenses and rights, net	11,457,720		5,887,092	4,395,698
Investment in associated companies	469,662		7,605,220	10,818,612
Liabilities by segments	794,598,013		798,044,609	723,559,636
Operating segments [member] | Telmex [member]
Disclosure of Operating Segments [Line Items]
External revenues	89,731,238		93,343,612	93,657,944
Intersegment revenues	8,753,525		8,872,248	7,420,418
Total revenues	98,484,763		102,215,860	101,078,362
Depreciation and amortization	18,902,238		17,150,013	15,416,456
Operating income	7,921,524		12,275,892	15,947,164
Interest income	619,748		303,915	272,284
Interest expense	1,028,593		1,135,552	1,413,686
Expenses (income) tax	387,145		921,803	2,896,465
Equity interest in net (loss) income of associated companies	16,564		116,368	65,033
Net profit (loss) attributable to equity holders of the parent	184,387		902,282	5,852,674
Assets by segment	170,402,561		161,133,722	163,955,665
Plant, property and equipment, net	109,713,770		112,220,236	105,177,653
Goodwill	213,926		213,926	392,523
Trademarks, net	274,786		307,881	346,566
Licenses and rights, net	13,175		42,867	72,557
Investment in associated companies	546,872		2,218,824	1,955,186
Liabilities by segments	133,428,178		117,663,161	139,362,960
Operating segments [member] | Brazil [member]
Disclosure of Operating Segments [Line Items]
External revenues	210,536,673		193,796,237	174,722,286
Intersegment revenues	4,785,601		3,560,388	3,451,846
Total revenues	215,322,274		197,356,625	178,174,132
Depreciation and amortization	51,486,652		47,170,935	38,219,152
Operating income	11,601,369		6,325,323	10,878,548
Interest income	3,792,242		3,747,684	1,616,356
Interest expense	23,578,083		22,970,335	16,450,388
Expenses (income) tax	(2,991,377)		(4,294,040)	(4,846,932)
Equity interest in net (loss) income of associated companies	(232)		(270)	(5,243)
Net profit (loss) attributable to equity holders of the parent	(6,617,381)		(10,357,493)	(12,785,017)
Assets by segment	428,281,963		461,831,754	311,838,555
Plant, property and equipment, net	187,459,628		203,270,555	147,884,562
Goodwill	24,708,739		26,106,622	17,931,543
Trademarks, net	246,557		366,727	341,750
Licenses and rights, net	35,662,305		41,496,209	28,442,759
Investment in associated companies	640		699	700
Liabilities by segments	322,620,030		349,915,118	221,907,486
Operating segments [member] | Southern Cone [member]
Disclosure of Operating Segments [Line Items]
External revenues	81,092,885		71,553,356	68,520,541
Intersegment revenues	1,250,983		776,719	427,609
Total revenues	82,343,868		72,330,075	68,948,150
Depreciation and amortization	10,639,591		9,739,634	8,608,518
Operating income	11,676,427		8,317,053	9,185,471
Interest income	2,884,613		2,649,539	3,505,616
Interest expense	4,637,989		5,049,457	2,599,901
Expenses (income) tax	3,535,302		2,021,090	2,621,598
Equity interest in net (loss) income of associated companies	(9,801)		(23,319)	21,856
Net profit (loss) attributable to equity holders of the parent	4,421,938		3,765,015	(6,806,573)
Assets by segment	133,136,177		140,617,162	118,217,618
Plant, property and equipment, net	69,006,093		67,023,143	52,735,563
Goodwill	3,073,444		3,006,448	2,672,724
Licenses and rights, net	8,885,086		8,760,860	8,318,161
Investment in associated companies	63,110		81,284	115,452
Liabilities by segments	119,123,646		124,149,687	101,601,641
Operating segments [member] | Columbia [member]
Disclosure of Operating Segments [Line Items]
External revenues	72,435,460		67,330,768	65,871,301
Intersegment revenues	304,555		257,767	265,474
Total revenues	72,740,015		67,588,535	66,136,775
Depreciation and amortization	12,373,790		11,283,749	9,279,871
Operating income	(4,704,165)		11,209,959	13,361,859
Interest income	211,521		104,304	366,533
Interest expense	1,955,688		1,079,989	577,440
Expenses (income) tax	(1,874,594)		4,456,750	3,997,944
Net profit (loss) attributable to equity holders of the parent	(6,209,530)		4,022,633	3,468,029
Assets by segment	108,362,023		103,361,235	81,170,568
Plant, property and equipment, net	57,060,931		59,690,886	44,811,656
Goodwill	13,981,033		14,659,891	11,612,051
Trademarks, net			194	522
Licenses and rights, net	4,197,498		4,603,793	3,661,838
Investment in associated companies	451		470	371
Liabilities by segments	54,756,152		40,811,337	31,254,646
Operating segments [member] | Andean [member]
Disclosure of Operating Segments [Line Items]
External revenues	56,393,595		55,825,972	51,738,731
Intersegment revenues	177,856		304,834	220,094
Total revenues	56,571,451		56,130,806	51,958,825
Depreciation and amortization	8,328,705		7,764,474	6,368,233
Operating income	5,650,477		6,086,638	7,853,311
Interest income	1,793,974		944,945	743,028
Interest expense	1,573,929		1,147,380	713,895
Expenses (income) tax	1,806,085		1,768,066	2,944,548
Net profit (loss) attributable to equity holders of the parent	1,595,382		3,621,863	3,766,425
Assets by segment	113,478,626		113,839,981	87,619,264
Plant, property and equipment, net	35,930,966		37,716,772	30,254,858
Goodwill	6,113,495		5,948,335	4,396,090
Licenses and rights, net	11,295,202		12,882,210	6,256,297
Liabilities by segments	48,656,628		52,949,608	33,048,503
Operating segments [member] | Central America [member]
Disclosure of Operating Segments [Line Items]
External revenues	44,094,835		42,131,666	34,515,781
Intersegment revenues	187,086		289,465	235,779
Total revenues	44,281,921		42,421,131	34,751,560
Depreciation and amortization	9,668,439		10,474,681	9,699,082
Operating income	5,252,401		3,830,974	1,750,027
Interest income	1,064,992		462,779	227,590
Interest expense	485,684		411,597	349,449
Expenses (income) tax	2,025,618		3,291,776	2,257,695
Equity interest in net (loss) income of associated companies			171
Net profit (loss) attributable to equity holders of the parent	3,713,301		538,890	(680,599)
Assets by segment	81,529,691		80,832,029	68,425,540
Plant, property and equipment, net	39,050,481		41,808,573	37,930,783
Goodwill	5,597,990		5,652,268	5,213,703
Licenses and rights, net	3,376,106		3,993,120	3,660,240
Investment in associated companies	16,999		17,390	16,259
Liabilities by segments	35,501,900		38,095,161	33,514,380
Operating segments [member] | U.S.A [member]
Disclosure of Operating Segments [Line Items]
External revenues	148,589,487		140,856,365	110,653,812
Intersegment revenues	44
Total revenues	148,589,531		140,856,365	110,653,812
Depreciation and amortization	1,594,727		1,073,623	741,038
Operating income	2,915,123		1,220,601	1,293,706
Interest income	394,196		239,797	232,856
Expenses (income) tax	1,803,555		767,295	605,809
Net profit (loss) attributable to equity holders of the parent	1,793,875		987,790	1,142,975
Assets by segment	40,761,830		42,812,349	36,072,729
Plant, property and equipment, net	1,693,642		1,949,166	1,783,612
Goodwill	3,341,956		3,464,217	1,903,762
Trademarks, net	631,024		788,228	686,052
Liabilities by segments	38,249,957		41,369,767	31,170,822
Operating segments [member] | Caribbean [member]
Disclosure of Operating Segments [Line Items]
External revenues	35,092,578		36,467,781	29,625,274
Intersegment revenues	122,656		30,210	32,699
Total revenues	35,215,234		36,497,991	29,657,973
Depreciation and amortization	5,349,757		5,225,498	5,315,349
Operating income	4,752,168		6,143,183	3,891,263
Interest income	1,111,980		691,132	396,314
Interest expense	377,727		143,322	48,751
Expenses (income) tax	3,529,253		2,542,080	1,483,187
Net profit (loss) attributable to equity holders of the parent	1,262,073		3,318,960	2,073,287
Assets by segment	88,672,466		93,941,695	76,084,634
Plant, property and equipment, net	32,173,524		33,854,428	29,063,549
Goodwill	14,186,723		14,186,723	14,186,723
Trademarks, net	262,641		284,665	242,175
Licenses and rights, net	7,276,039		7,694,798	6,443,439
Liabilities by segments	43,978,410		44,790,656	31,727,281
Operating segments [member] | Europe [member]
Disclosure of Operating Segments [Line Items]
External revenues	93,644,172		86,978,828	72,681,072
Total revenues	93,644,172		86,978,828	72,681,072
Depreciation and amortization	25,222,962		22,525,050	17,938,198
Operating income	4,523,857		5,388,595	6,205,426
Interest income	307,021		286,784	474,826
Interest expense	2,035,716		2,953,033	2,861,655
Expenses (income) tax	(1,417,358)		(2,578,206)	(756,774)
Equity interest in net (loss) income of associated companies	(14,190)		29,528	3,884
Net profit (loss) attributable to equity holders of the parent	5,656,132		7,065,769	6,157,757
Assets by segment	203,858,243		227,288,156	182,087,483
Plant, property and equipment, net	85,116,608		78,763,065	66,838,636
Goodwill	53,143,542		52,207,877	51,737,156
Trademarks, net	8,116,076		10,203,880	8,856,795
Licenses and rights, net	31,141,255		30,670,315	29,198,262
Investment in associated companies	806,950		1,072,778	908,995
Liabilities by segments	119,240,533		121,928,202	121,586,194
Eliminations [member]
Disclosure of Operating Segments [Line Items]
Intersegment revenues	(32,330,734)		(30,530,489)	(25,127,701)
Total revenues	(32,330,734)		(30,530,489)	(25,127,701)
Depreciation and amortization	(422,170)		(333,232)	(132,678)
Operating income	(111,906)		592,587	320,373
Interest income	(39,338,076)		(33,897,656)	(22,076,799)
Interest expense	(37,558,496)		(33,033,597)	(20,841,259)
Expenses (income) tax	(4,600)
Net profit (loss) attributable to equity holders of the parent	(2,795,698)		(5,594,432)	4,205,419
Assets by segment	(915,308,134)		(981,214,013)	(784,519,559)
Investment in associated companies	1,830,488		(7,393,181)	(10,705,005)
Liabilities by segments	$ (484,575,112)		$ (485,698,799)	$ (333,100,922)